Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2024
Regulatory Matters [Abstract]
Schedule of Actual Capital Amounts and Ratios
Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2024
Total capital to risk-weighted assets
Consolidated	$622,444	14.22%	$350,113	8.00%	NA	NA
Independent Bank	567,254	12.99	349,335	8.00	$436,668	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$527,616	12.06%	$262,585	6.00%	NA	NA
Independent Bank	512,546	11.74	262,001	6.00	$349,335	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$489,044	11.17%	$196,939	4.50%	NA	NA
Independent Bank	512,546	11.74	196,501	4.50	$283,834	6.50%

Tier 1 capital to average assets
Consolidated	$527,616	9.85%	$214,332	4.00%	NA	NA
Independent Bank	512,546	9.58	214,112	4.00	$267,640	5.00%

2023
Total capital to risk-weighted assets
Consolidated	$573,972	13.71%	$335,014	8.00%	NA	NA
Independent Bank	521,374	12.46	334,673	8.00	$418,341	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$481,569	11.50%	$251,260	6.00%	NA	NA
Independent Bank	469,023	11.21	251,005	6.00	$334,673	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$443,065	10.58%	$188,445	4.50%	NA	NA
Independent Bank	469,023	11.21	188,254	4.50	$271,922	6.50%

Tier 1 capital to average assets
Consolidated	$481,569	9.03%	$213,227	4.00%	NA	NA
Independent Bank	469,023	8.80	213,180	4.00	$266,475	5.00%
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(1)	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2024 and 2023.
NA - Not applicable

Components Of Regulatory Capital
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2024	2023	2024	2023
	(In thousands)
Total shareholders’ equity	$454,686	$404,449	$478,188	$430,407
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	64,146	66,344	64,146	66,344
Goodwill and other intangibles	(29,788)	(30,304)	(29,788)	(30,304)
CECL (1)	—	2,576	—	2,576
Common equity tier 1 capital	489,044	443,065	512,546	469,023
Qualifying trust preferred securities	38,572	38,504	—	—
Tier 1 capital	527,616	481,569	512,546	469,023
Subordinated debt	40,000	40,000	—	—
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	54,828	52,403	54,708	52,351
Total risk-based capital	$622,444	$573,972	$567,254	$521,374

(1)	We elected the three years CECL transition method for regulatory purposes.